Income tax expense (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Major Components of Income Tax Expense

(a) Tax charge/ (credit) recognised in the consolidated statement of Profit or loss

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Current tax:
Current tax on profit for the year	39,520	32,824	37,758	546
Charge / (credit) in respect of current tax for earlier years	(87)	392	(59)	(1)

Total current tax (a)	39,433	33,216	37,699	545

Deferred tax:
Origination and reversal of temporary differences	(690)	31,633	3,818	55
(Credit) / Charge in respect of deferred tax for earlier years	(716)	835	(16)	0
Increase in tax rate	—	742	—	—

Total deferred tax (b)	(1,406)	33,210	3,802	55

Total income tax expense for the year (a+b)	38,027	66,426	41,501	600

Profit before tax	136,572	113,710	117,730	1,702
Effective income tax rate (%)	27.8%	58.4%	35.3%	35.3%

Reconciliation of Income Tax Expense/(Credit) Applicable to Accounting Profit/(Loss) Before Tax at the Statutory Income Tax Rate to Recognized Income Tax Expense/(Credit) for the year at the Group's Effective Tax Rate

(b ) A reconciliation of income tax expense applicable to profit before tax at the Indian statutory income tax rate to recognised income tax expense for the year at the Group’s effective tax rate indicated are as follows.

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Profit before tax	136,572	113,710	117,730	1,702
Indian statutory income tax rate	34.61%	34.61%	34.94%	34.94%
Tax at Indian statutory income tax rate	47,265	39,353	41,140	595
Disallowable expenses	1,198	1,529	2,423	35
Non-taxable income	(6,913)	(2,412)	(1,917)	(28)
Foreign Currency Translation Reserve (FCTR) recycled on liquidation of subsidiaries to consolidated statements of profit or loss	—	28,142	—	—
Tax holidays and similar exemptions	(14,755)	(10,152)	(8,076)	(117)
Effect of tax rates differences of subsidiaries operating in other jurisdictions	(2,515)	4,179	(1,277)	(18)
Dividend distribution tax	16,418	4,042	11,018	159
Unrecognised tax assets (net)	4,492	2,723	(2,135)	(31)
Capital loss lapsed on account of Merger	3,411	—	—	—
Change in deferred tax balances due to change in income tax rate from 34.608% to 34.944%	—	742	—	—
Capital gains subject to lower tax rate	(4,561)	(758)	(1,711)	(25)
Charge/(credit) in respect of previous years	(803)	1,227	(75)	(1)
Other permanent differences	(5,210)	(2,189)	2,111	31

	38,027	66,426	41,501	600

Schedule of Components of Deferred Tax Assets and Liabilities

(c) Deferred tax assets/liabilities

Significant components of Deferred tax (assets)/liabilities recognized in the consolidated statement of financial position are as follows:

For the year ended March 31, 2017:
	Opening balance as at April 1, 2016	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged/ (credited) to equity	Exchange difference arising on translation of foreign operation	Total as at March 31, 2017
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	105,887	(651)	—	—	(258)	104,978
Unabsorbed depreciation/business loss	(32,433)	(3,975)	—	—	—	(36,408)
Voluntary retirement scheme	(891)	112	—	—	—	(779)
Employee benefits	(344)	(58)	(40)	—	—	(442)
Fair value of derivative assets/ liabilities	(120)	(317)	99	—	—	(338)
Fair valuation of other assets/liabilities	9,542	(625)	—	—	14	8,931
MAT credits entitlement	(130,506)	6,933	(278)	—	—	(123,851)
Other temporary differences	(3,404)	(2,825)	217	43	311	(5,658)

Total	(52,269)	(1,406)	(2)	43	67	(53,567)

For the year ended March 31, 2018:
	Opening balance as at April 1, 2017	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Deferred tax on acquisition through business combination (Refer Note 4(b))	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2018
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	104,978	21,261	—	(213)	841	126,867
Unabsorbed depreciation/business loss	(36,408)	1,781	—	—	2	(34,625)
Voluntary retirement scheme	(779)	368	—	—	—	(411)
Employee benefits	(442)	(381)	(30)	—	(22)	(875)
Fair value of derivative assets/ liabilities	(338)	123	(346)	—	(2)	(563)
Fair valuation of other assets/liabilities	8,931	(3,616)	—	4,246	352	9,913
MAT credits entitlement	(123,851)	12,950	(39)	—	56	(110,884)
Other temporary differences	(5,658)	724	68	—	512	(4,354)

Total	(53,567)	33,210	(347)	4,033	1,739	(14,932)

For the year ended March 31, 2019:
	Opening balance as at April 1, 2018	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Deferred tax on acquisition through business combination	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2019	Closing balance as at March 31, 2019
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	126,867	9,570	—	—	3,111	139,548	2,018
Unabsorbed depreciation/business loss	(34,625)	(11,030)	—	—	—	(45,655)	(660)
Voluntary retirement scheme	(411)	16	—	—	—	(395)	(6)
Employee benefits	(875)	(15)	(247)	—	39	(1,098)	(16)
Fair value of derivative assets/ liabilities	(563)	288	(82)	—	—	(357)	(5)
Fair valuation of other assets/liabilities	9,913	(1,741)	—	—	(10)	8,162	118
MAT credits entitlement	(110,884)	7,280	380	—	(19)	(103,243)	(1,493)
Other temporary differences	(4,354)	(566)	(135)	—	(583)	(5,638)	(82)

Total	(14,932)	3,802	(84)	—	2,538	(8,676)	(126)

Net deferred tax (assets)/liability

Accordingly the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Deferred tax assets	(58,635)	(52,830)	(764)
Deferred tax liabilities	43,703	44,154	638

Net deferred tax (asset)/ liability	(14,932)	(8,676)	(126)

Summary of Unused Tax Losses

The unused tax losses/ unused tax credit expire as detailed below:

As at March 31, 2019

Unused tax losses/ unused tax credit*	Within one year (₹ in million)	Greater than one year, less than five years (₹ in million)	Greater than five years (₹in million)	No expiry date (₹ in million)	Total (₹ in million)	Total (US dollars in million)
Unutilized business losses	1,281	10,940	6,278	15,269	33,768	488
Unabsorbed depreciation	—	—	—	87,281	87,281	1,262
Unused R&D Tax Credit	—	—	—	86	86	1

Total	1,281	10,940	6,278	102,636	121,135	1,751

*	Includes ₹ 17,993 million and ₹ 67,409 million of business losses and unabsorbed depreciation respectively pursuant to acquisition of ESL (Refer Note 4(a))

As at March 31, 2018

Unused tax losses/ unused tax credit*	Within one year (₹ in million)	Greater than one year, less than five years (₹ in million)	Greater than five years (₹in million)	No expiry date (₹ in million)	Total (₹ in million)
Unutilized business losses	—	—	—	12,014	12,014
Unabsorbed depreciation	—	—	—	20,195	20,195
Unutilised capital losses	1,277	1,420	—	—	2,697
Unused R&D Tax Credit	—	—	—	86	86

Total	1,277	1,420	—	32,295	34,992

Summary of Unused MAT Credits

Unrecognised MAT credit expires, if unutilized, based on the year of origination as follows:

Financial year ending March 31,	(₹ in million)	(US dollar in million)
2022	1,036	15
2023	137	2
2024	521	8
2025	517	7
2026	1,035	15
2027	633	9
2028	81	1
2029	36	1

	3,996	58